Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) Directors	Mar. 31, 2014 USD ($) Directors	Mar. 31, 2013 USD ($) Directors
Related Party Transaction [Line Items]
Annual real estate rental expenses	$ 332,749	$ 315,216	$ 346,662
Directors [Member]
Related Party Transaction [Line Items]
Annual real estate rental expenses related to housing allowances	$ 239,889	$ 239,796	$ 239,811
Number of directors as related party | Directors	1	1	1
Motor Car Rent Expenses [Member] | Related Company [Member]
Related Party Transaction [Line Items]
Annual motor car rental expenses	$ 58,811	$ 57,241	$ 57,245